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ANNUAL
REPORT

SEPTEMBER 30, 2002



CHURCHILL CASH RESERVES TRUST



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Independent Auditors' Report
The Board of Trustees and Shareholders of
Churchill Cash Reserves Trust:

We have audited the accompanying statement of assets and liabilities of Churchill Cash Reserves Trust as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An udit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made
by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Churchill Cash Reserves Trust as of September 30, 2002, the results of its operations for the year then ended, the changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.




/s/  KPMG LLP
-------------

New York, New York
November 15, 2002




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




CHURCHILL CASH RESERVES TRUST
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2002

Cash and Net Assets -100.0%                                             $1,002
                                                                                                        -----
                                                                                                        -----
Applicable to 1,002 shares outstanding (unlimited
      number of $.01 par value shares authorized)
Net Asset Value Per Share                                                     $1.00
            		                                                         ----
                                                                                                         ----
                See accompanying notes to financial statements.




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 CHURCHILL CASH RESERVES TRUST
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED SEPTEMBER 30, 2002

		The Trust had no operations during the year




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








                          CHURCHILL CASH RESERVES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED SEPTEMBER 30,

            		                                2002              2001
                                                                               ------              ------


FROM INVESTMENT ACTIVITIES:
Net investment income                                     $         -           $  1,178,795
Dividends to shareholders from
  net investment income ($0.0 and
  $0.0191 per share, respectively)             	               -               (1,189,762)
Net realized gain from securities transactions       -                 -
Change in net assets derived from investment
  activities                                                                        -               (10,967)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                       -                36,989,930
Reinvested dividends                                                  -               233,229
Cost of shares redeemed                                          -               (106,354,078)
                                                                                  -----------          ------------------
Change in net assets from
  capital share transactions                                       -               (69,130,919)

Change in net assets                                                 -               (69,141,886)

NET ASSETS:

Beginning of period                                               1,002           69,142,888
                                                                                 -----------         ----------------
End of period                                                     $   1,002        $        1,002
                                                 	     -----------             -----------
                                                                                -----------             -----------

                See accompanying notes to financial statements.


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                         CHURCHILL CASH RESERVES TRUST
                         NOTES TO FINANCIAL STATEMENTS



Note A - Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on July 9, 1985. The Fund ceased operations on January 25, 2001 inasmuch as all shares outstanding, except for 1,002 shares owned by Aquila Management Corporation, had been redeemed by shareholders. Although the Fund is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business trust and maintain its registration as an investment company.

Note B - Since inception the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and security profits sufficient to relieve it from all, or substantially all,
Federal income and excise taxes.




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



                         CHURCHILL CASH RESERVES TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

YEAR ENDED SEPTEMBER 30,



  		    	        2000	2001	     2000	   1999	  1998
                          ----      ----      -----     -----       -----


Net Asset Value,
 Beginning of Period
                         $1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income from Investment
 Operations:
Net investment income
                             -     	 0.0191      0.0561      0.0469	 0.0513
                      	-------	--------	--------	-------	-------
Total from Investment
 Operations
                      	     -      0.0191	0.0561	 0.0469	0.0513
                        -------	------	------	-------	------
Less Distributions:
Dividends from net
 Investment income
                            -	     (0.0191)    (0.0561) 	(0.0469) 	(0.0513)
                       	-------	--------	---------	 -------	-------
Total Distributions
                            -	      (0.0191) 	(0.0561) 	(0.0469) 	(0.0513)
                        ------- 	--------	--------	--------	--------
Net Asset Value,
 End of Period
                         $1.0000	$1.0000	$1.0000	$1.0000	$1.0000
                       	 -------	-------	-------	-------	-------
Total Return
                             	 -	1.92% 	5.75% 	4.79% 	5.25%

Ratios/Supplemental Data
Net Assets, End of Period ($thousands)
      			$1 	    $1	 $69,143	$76,356	103,866

Ratio of Expenses to Average Net Assets
                         -	0.61% 	0.60% 	0.60% 	0.60%
Ratio of Net Investment Income
  to Average Net Assets
		       	-	5.88%		5.58%		4.70%		5.13%



The expense and net investment income ratios without the effect of the Manager's voluntary waiver of a portion of fees were:


Ratio of Expenses to
  Average Net Assets
       			  - 	0.74% 	0.69% 	0.66% 	0.63%
Ratio of Net Investment
 Income to Average Net Assets
			  -	5.75%	      5.49%	      4.65%	     5.10%
Note:
Banc One Investment Advisors Corporation served as the Trust's
Investment  Adviser until June 5, 1998, when, pursuant to new management arrangements,  it was appointed as the Trust's Investment
Sub-Adviser.  On January 28, 2001, Banc One Investment Advisors
Corporation resigned as the Trust's  Sub-Adviser.




                See accompanying notes to financial statements.

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